CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 3,189,110	$ 7,160,782
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	225,864,103	175,714,103
Ordinary shares, shares outstanding	223,577,853	173,427,853
Treasury Stock, shares	2,286,250	2,286,250